NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Growth-Income Fund

Supplement dated July 12, 2018
to the Summary Prospectus dated April 30, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the Summary Prospectus is amended as follows:

1.	The table under the section entitled "Portfolio Managers" on page 4 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Donald D. O'Neal	Partner – Capital International Investors, a division of Capital Research	Since 2005
J. Blair Frank	Partner – Capital Research Global Investors, a division of Capital Research	Since 2006
Claudia P. Huntington	Partner – Capital Research Global Investors, a division of Capital Research	Since 1994
William L. Robbins	Partner – Capital International Investors, a division of Capital Research	Since 2011
Dylan Yolles	Partner – Capital International Investors, a division of Capital Research	Since 2005
S. Keiko McKibben	Partner – Capital Research Global Investors, a division of Capital Research	Since 2014

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE